Reconciliation of Segment Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 244,175	$ 232,109
Plant, property and equipment, net	83,541	89,947
Capital expenditures	17,775	17,191	$ 16,604
Operating Segments
Segment Reporting Information [Line Items]
Assets	263,710	236,962	230,868
Plant, property and equipment, net	81,955	88,594	87,817
Capital expenditures	16,774	16,265	15,654
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Assets	185,405	160,333	146,356
Plant, property and equipment, net	40,911	38,276	35,932
Capital expenditures	11,725	10,515	9,425
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Assets	78,305	76,629	84,512
Plant, property and equipment, net	41,044	50,318	51,885
Capital expenditures	$ 5,049	$ 5,750	$ 6,229